Offerings	Sep. 16, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.450% Notes due 2026
Maximum Aggregate Offering Price	$ 1,249,950,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 184,492.62
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Hewlett Packard Enterprise Company (the "Company") initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-276221), filed with the Securities and Exchange Commission on December 22, 2023. This filing fee exhibit is in connection with a final prospectus supplement (the "prospectus supplement") dated September 12, 2024, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.400% Notes due 2027
Maximum Aggregate Offering Price	$ 1,249,412,500.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 184,413.29
Offering Note	See Note 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% Notes due 2029
Maximum Aggregate Offering Price	$ 1,748,145,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 258,026.20
Offering Note	See Note 1
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.850% Notes due 2031
Maximum Aggregate Offering Price	$ 1,248,850,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 184,330.26
Offering Note	See Note 1
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Notes due 2034
Maximum Aggregate Offering Price	$ 1,981,560,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 292,478.26
Offering Note	See Note 1
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.600% Notes due 2054
Maximum Aggregate Offering Price	$ 1,471,290,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 217,162.40
Offering Note	See Note 1